Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments
Derivative Instruments

Note 11. Derivative Instruments

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging. FASB ASC 815 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05. It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05. FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements. FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements (see Trading Activities and Related Risks, Note 9).

The Partnership’s business is speculative trading. The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration. The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market risk and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counter party will not be able to meet its obligations to the Partnership. In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions. As a result, there will likely be greater counterparty credit risk in these transactions. The Partnership trades only with those counterparties that it believes to be creditworthy. Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05.

For the year ended December 31, 2016, the monthly average futures contracts bought and sold was 50,266 and the monthly average forward contracts bought and sold was 518.  For the year ended December 31, 2015, the monthly average futures contracts bought and sold was 63,367 and the monthly average forward contracts bought and sold was 8,724.  The following tables summarize the quantitative information required by FASB ASC 815:

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2016	12/31/2016	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$121,013	$(261,721)	$(140,708)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	763,565	(345,781)	417,784

Energy contracts	Net Unrealized gain (loss) on open futures contracts	562,341	(18,461)	543,880

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	578,244	(326,726)	251,518

Meats contracts	Net Unrealized gain (loss) on open futures contracts	79,821	(10,487)	69,334

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,604,965	(1,282,731)	322,234

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	344,652	(86,579)	258,073

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	1,111,526	(553,717)	557,809

		$5,166,127	$(2,886,203)	$2,279,924

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$556,627	$(555,922)	$705

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$404,566	$(1,139,264)	$(734,698)

*At December 31, 2016, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	1%
Interest rate contracts	53%
Metals contracts	3%
Stock indices contracts	15%
Forward currency contracts	25%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	61%
Stock indices contracts	10%
Forward currency contracts	29%
Total	100%

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2015	12/31/2015	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$708,940	$(192,304)	$516,636

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	1,586,035	(488,106)	1,097,929

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,861,351	(1,035,133)	826,218

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	853,598	(2,119,167)	(1,265,569)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	18,294	(165,939)	(147,645)

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,206,519	(912,776)	293,743

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	101,389	(273,791)	(172,402)

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	614,583	(935,898)	(321,315)

		$6,950,709	$(6,123,114)	$827,595

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$682,325	$(922,984)	$(240,659)

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,168,100	$—	$1,168,100

*At December 31, 2015, the sector exposure of the CTA indices underlying the swap was:

Interest rate contracts	43%
Forward currency contracts	42%
Stock indices and stock index options	15%
Total	100%

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2016, 2015 and 2014

		Years Ended December 31,
Type of Contract		2016	2015	2014

Agriculturals contracts	Net gain (loss) from futures trading	$1,009,750	$(5,823,922)	$4,048,911
Currencies contracts	Net gain (loss) from futures trading	(2,202,100)	(1,033,607)	14,766,227
Energy contracts	Net gain (loss) from futures trading	(4,239,891)	7,578,021	10,731,474
Interest rates contracts	Net gain (loss) from futures trading	19,692,367	(546,752)	32,913,449
Meats contracts	Net gain (loss) from futures trading	(161,655)	40,851	3,446,508
Metals contracts	Net gain (loss) from futures trading	(2,242,748)	(493,305)	(7,747,986)
Soft commodities contracts	Net gain (loss) from futures trading	(785,394)	(1,501,617)	3,171,146
Stock indices	Net gain (loss) from futures trading	4,103,539	(10,362,726)	(13,390,190)
Forward Currency Contracts	Net gain (loss) from forward trading	325,950	(2,077,514)	(1,940,807)
Swap Contracts	Net gain (loss) from swap trading	(1,902,797)	1,168,100	—

		$13,597,021	$(13,052,471)	$45,998,732

Line Item in Consolidated Statement of Operations	For years ended December 31,
	2016	2015	2014

Net gain (loss) from futures trading
Realized	$13,721,540	$(1,421,184)	$61,055,762
Change in unrealized	1,452,328	(10,721,873)	(13,116,223)
Total realized and change in unrealized net gain (loss) from futures trading	$15,173,868	$(12,143,057)	$47,939,539

Net gain (loss) from forward trading
Realized	$84,586	$(2,018,078)	$(994,524)
Change in unrealized	241,364	(59,436)	(946,283)
Total realized and change in unrealized net gain (loss) from forward trading	$325,950	$(2,077,514)	$(1,940,807)

Net gain (loss) from swap trading
Change in unrealized	$(1,902,797)	1,168,100	—
Total realized and change in unrealized net gain (loss) from swap trading	$(1,902,797)	$1,168,100	$—

Total realized and change in unrealized net gain (loss) from futures, forward and swap trading	$13,597,021	$(13,052,471)	$45,998,732

The tables below show the gross and net information related to derivatives eligible for offset in the Consolidated Statement of Financial Condition as of December 31, 2016 and 2015.

Offsetting of Derivative Assets

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,166,127	$(2,886,203)	$2,279,924
Forward contracts	556,627	(555,922)	705
Swap contracts	404,566	(1,139,264)	(734,698)
Total derivatives	$6,127,320	$(4,581,389)	$1,545,931

Offsetting of Derivative Liabilities

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,886,203	$(2,886,203)	$—
Forward contracts	555,922	(555,922)	—
Swap contracts	1,139,264	(1,139,264)	—
Total derivatives	$4,581,389	$(4,581,389)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2016

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$(734,698)	$—	$—	$(734,698)
SG Americas Securities, LLC	1,582,067	—	—	1,582,067
UBS AG	(40,113)	—	—	(40,113)
Wells Fargo Securities, LLC	738,675	—	—	738,675
Total	$1,545,931	$—	$—	$1,545,931

Offsetting of Derivative Assets

As of December 31, 2015

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,950,709	$(6,123,114)	$827,595
Forward contracts	682,325	(922,984)	(240,659)
Swap contracts	1,168,100	—	1,168,100
Total derivatives	$8,801,134	$(7,046,098)	$1,755,036

Offsetting of Derivative Liabilities

As of December 31, 2015

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,123,114	$(6,123,114)	$—
Forward contracts	922,984	(922,984)	—
Swap contracts	—	—	—
Total derivatives	$7,046,098	$(7,046,098)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2015

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,168,100	$—	$—	$1,168,100
ED&F Man Capital Markets Inc	525,206			525,206
SG Americas Securities, LLC	281,024	—	—	281,024
UBS Securities LLC and UBS AG	(219,294)	—	—	(219,294)
Total	$1,755,036	$—	$—	$1,755,036